Summarized Quarterly Financial Information (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Estimated Litigation Liability	$ 700,000								$ 700,000
Interest income	35,115,000	35,674,000	34,724,000	33,026,000	28,884,000	28,432,000	27,466,000	27,430,000	138,539,000	112,212,000	112,888,000
Taxable equivalent adjustment	158,000	161,000	167,000	174,000	183,000	185,000	198,000	208,000
Interest income (FTE)	35,273,000	35,835,000	34,891,000	33,200,000	29,067,000	28,617,000	27,664,000	27,638,000
Interest expense	3,115,000	3,304,000	3,427,000	3,455,000	3,360,000	3,557,000	3,625,000	3,908,000	13,301,000	14,450,000	20,758,000
Net Interest Income	32,158,000	32,531,000	31,464,000	29,745,000	25,707,000	25,060,000	24,039,000	23,730,000
Provision for loan losses	1,945,000	1,154,000	2,011,000	1,738,000	1,775,000	975,000	1,675,000	1,950,000	6,848,000	6,375,000	4,600,000
Investment securities gains (losses)	671,000	0	9,000	84,000	0	458,000	528,000	(31,000)	764,000	954,000	2,483,000
Noninterest income	14,277,000	14,480,000	14,243,000	14,242,000	14,266,000	13,621,000	13,262,000	13,149,000	58,006,000	55,257,000	54,860,000
Noninterest expense	24,879,000	24,665,000	23,959,000	29,403,000	21,273,000	21,846,000	24,763,000	19,515,000	102,906,000	87,401,000	81,141,000
Income before income tax expense	20,282,000	21,192,000	19,746,000	12,930,000	16,925,000	16,318,000	11,391,000	15,383,000
Income tax expense	6,877,000	7,056,000	6,573,000	4,769,000	5,848,000	5,526,000	3,780,000	5,144,000	25,275,000	20,298,000	20,571,000
Net Income Available to Common Shareholders	13,247,000	13,975,000	13,006,000	7,987,000	10,894,000	10,607,000	7,413,000	10,031,000	48,215,000	38,945,000	40,678,000
Net earnings available to common shareholders	$ 13,127,000	$ 13,848,000	$ 12,890,000	$ 7,922,000	$ 10,809,000	$ 10,523,000	$ 7,354,000	$ 9,955,000
Basic earnings per common share (in dollars per share)	$ 0.84	$ 0.89	$ 0.83	$ 0.51	$ 0.73	$ 0.71	$ 0.50	$ 0.68	$ 3.07	$ 2.63	$ 2.68
Diluted earnings per common share (in dollars per share)	$ 0.83	$ 0.88	$ 0.82	$ 0.51	$ 0.73	$ 0.71	$ 0.50	$ 0.67	$ 3.04	$ 2.61	$ 2.67
Basic	15,636	15,608	15,582	15,473	14,755	14,751	14,680	14,679	15,564	14,714	15,055
Diluted	15,799	15,790	15,752	15,627	14,837	14,834	14,759	14,759	15,708	14,796	15,130